Operating Segments	12 Months Ended
Dec. 31, 2011
Operating Segments [Abstract]
Operating Segments

(16) Operating Segments

The Company operates two businesses: Silicones and Quartz. The Company's operating segments are organized based on the nature of the products they serve. They are managed separately because each business requires different technology and marketing strategies. The Company's Quartz segment production relies heavily on a specific type of sand, which is currently available in the necessary quality and quantity from substantially one supplier, Unimin Corporation ("Unimin"). The Company recently amended its supply agreement with Unimin, extending the term of the agreement through June 30, 2012. The parties continue to negotiate the terms of a new long-term supply agreement.

The accounting policies of the Silicones and Quartz segments are as described in the summary of significant accounting policies described in note 2 to these consolidated financial statements.

	Silicones	Quartz	Corporate and other items (c)	Total
Year ended December 31, 2011:
Net sales (a)	$2,310	$327	$—	$2,637
Operating income (loss) (b)	132	76	(66)	142
Depreciation and amortization	170	27	—	197
Capital expenditures	89	22	—	111

	Silicones	Quartz	Corporate and other items (c)	Total
Year ended December 31, 2010:
Net sales (a)	$2,286	$302	$—	$2,588
Operating income (loss) (b)	247	64	(49)	262
Depreciation and amortization	169	28	—	197
Capital expenditures	76	19	—	95

	Silicones	Quartz	Corporate and other items (c)	Total
Year ended December 31, 2009:
Net sales (a)	$1,913	$170	$—	$2,083
Operating income (loss) (b)	72	(16)	(16)	40
Depreciation and amortization	162	29	—	191
Capital expenditures	68	9	—	77

The following represents a summary of total assets at December 31,

	2011	2010
Silicones	$2,775	$2,900
Quartz	355	338
Corporate and other items	35	54

Total assets (d)	$3,165	$3,292

(a)	There were no inter-segment sales during the years ended December 31, 2011, 2010 and 2009. There were no individual customers for which revenue transactions comprised 3% or more of net sales for the years ended December 31, 2011, 2010 and 2009.
(b)	A reconciliation of the segment operating income (loss) to income (loss) before income taxes would include interest expense, net, other income (expense), net and gain (loss) on extinguishment and exchange of debt as presented in the Consolidated Statements of Operations.
(c)	Corporate and other items include pension expenses and headquarter costs, net of segment allocations.
(d)	Deferred income taxes are included within corporate and other items as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.

The following tables show data by geographic area. Net sales are based on the location of the operation recording the final sale to the customer. Total long-lived assets consist of property and equipment, net of accumulated depreciation, intangible assets, net of accumulated amortization and goodwill.

	Year ended December 31,
	2011	2010	2009
Net sales:
United States	$847	$844	$659
Canada	44	44	37
Pacific	816	824	632
Europe	813	779	675
Mexico and Brazil	117	97	80

	$2,637	$2,588	$2,083

	December 31,
	2011	2010
Total long-lived assets:
United States	$579	$599
Canada	18	18
Pacific	826	833
Europe	628	663
Mexico and Brazil	7	7

	$2,058	$2,120